Summary of Significant Accounting Policies - Fair value (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Derivative, Gain (Loss) on Derivative, Net	¥ 15,820	¥ 3,993	¥ 3,775
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)
Derivative Liability, Current	¥ 5,300	¥ 5,300
Derivative Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued Liabilities and Other Liabilities, Current	Accrued Liabilities and Other Liabilities, Current
Derivative Asset, Current	¥ 4,200	¥ 4,200
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]	Prepaid Expense and Other Assets, Current	Prepaid Expense and Other Assets, Current